united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22440

Alternative Strategies Income Fund
(Exact name of registrant as specified in charter)

2132 Deep Water Lane, Suite 232 Naperville, IL	60565
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC.
80 Arkay Drive Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

AMENDED: This amended N-CSR is filed to update the Additional Information section to include the Statement Regarding Basis for Approval of Investment Advisory Agreement found on pages 19 -20 of the report.

Item 1. Reports to Stockholders.

(a)

Alternative Strategies Income Fund

Symbols: LTAFX, LTCFX, LTIFX

www.LTAFX.com

Semi-Annual Report

December 31, 2024

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Fund shares are not FDIC insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. You may find the prospectus documents for free by calling toll-free (+1-877-803-6583) or visiting www.LTAFX.com.

Distributed by Ladenburg Thalmann & Co. Inc.

Alternative Strategies Income Fund (formerly known as Alternative Strategies Fund)
PORTFOLIO REVIEW (Unaudited)
December 31, 2024

The Fund’s Performance Figures for the Periods Ending December 31, 2024 Compared to Its Benchmarks

			Average	Average	Average
			Annual Return	Annual Return	Annual Return
	Six Months (a)	One Year (a)	Five Years (a)	Ten Years (a)	Since Inception (a)
Alternative Strategies Income Fund:
Class A, without Sales Load *	4.55%	(0.74)%	(1.75)%	(0.64)%	1.00%
Class A, with Sales Load **	0.11%	(4.93)%	(2.59)%	(1.07)%	0.69%
Class C ***	4.21%	(1.46)%	(2.38)%	N/A	(1.38)%
Class I ****	4.74%	(0.53)%	(1.54)%	N/A	(0.58)%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	(0.33)%	1.35%	1.94%
NASDAQ Composite Index(CCMP)	8.90%	28.64%	16.57%	15.09%	15.82%
S&P 500 Total Return Index	8.44%	25.02%	14.53%	13.10%	14.30%

*	Class A commenced operations on September 28, 2010.

**	Adjusted for initial maximum sales charge of 4.25%. Prior to October 1, 2017, sales charge was 6.00%.

***	Class C commenced operations on January 21, 2015.

****	Class I commenced operations on July 17, 2017.

(a)	Total returns are calculated based on unadjusted NAVs.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass- through’s), ABS, and CMBS. The Bloomberg U.S. Aggregate Bond Index rolls up into other Bloomberg Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. Investors cannot invest directly in an index or benchmark.

The NASDAQ Composite Index (CCMP) is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers: Global Select, Global Market and Capital Market. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical in nature. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense, including underlying funds, is 4.36%, 5.35% and 4.30% before fee waivers, per the Fund’s October 28, 2024 prospectus, for Class A, Class C and Class I, respectively. After fee waivers, the Fund’s total annual operating expenses, excluding acquired fund fees and expenses, are 3.02%, 3.67% and 2.77% for Class A, Class C and Class I, respectively. Shares of Class A are subject to a maximum sales charge imposed on purchases of 4.25%. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. Performance prior to December 17, 2021 is that of the Fund’s previous investment adviser who utilized different investment strategies than the Fund’s current investment adviser. For performance information current to the most recent month-end, please call 1-877-803-6583.

Portfolio Analysis as of December 31, 2024
Sector	Percent of Net Assets
Structured Notes	88.9%
Short-Term Investment	11.7%
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%

Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 88.9%
	AGRICULTURAL CHEMICALS - 2.7%
500,000	National Bank of Canada Callable Structured Note (a)(b)	Mosaic Company	20.00	1/16/2025	$417,750

	APPLICATION SOFTWARE - 9.8%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	BILL Holdings, Inc.	25.30	4/14/2025	520,750
500,000	Credit Agricole Corporate & Investment Bank S.A. Callable Structured Note (a)(b)	UiPath Inc.	19.25	2/20/2026	502,750
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Unity Software Inc.	21.00	2/18/2025	481,600
					1,505,100
	AUTO PARTS - 3.2%
500,000	BNP Paribas S.A. Callable Structured Note (a)(b)	QuantumScape Corp	26.00	11/26/2025	495,100

	AUTOMOTIVE RETAILERS - 3.5%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Avis Budget Group Inc.	29.70	10/6/2025	531,850

	BIOTECHNOLOGY - 0.9%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Moderna, Inc.	22.84	2/26/2025	135,950

	CASINOS & GAMING - 6.7%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	DraftKings Inc.	22.44	7/28/2025	510,300
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	PENN Entertainment Inc.	21.25	1/28/2025	515,200
					1,025,500
	CONSUMER FINANCE - 3.0%
500,000	Morgan Stanley Finance, LLC , Callable Structured Note (a)(b)	Upstart Holdings Inc	38.30	12/4/2025	469,600

	DRILLING & DRILLING SUPPORT - 1.2%
250,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Transocean Ltd.	19.57	6/12/2025	184,913

	ELECTRICAL POWER EQUIPMENT - 3.4%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(d)	Bloom Energy Corp.	27.50	11/21/2025	525,350

	FINANCIAL SERVICES - 3.5%
500,000	Barclays Bank PLC, Callable Structured Note (a)(b)	Affirm Holdings Inc	26.00	2/2/2026	538,300

	INFRASTRUCTURE SOFTWARE - 11.3%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	C3.ai Inc	22.35	11/20/2025	511,900
750,000	Royal Bank of Canada, Callable Structured Note (a)(b)	Snowflake Inc.	20.00	10/7/2025	756,900
500,000	UBS A.G. Callable Structured Note (a)(b)	MongoDB Inc.	21.80	8/5/2025	491,350
					1,760,150
	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY - 2.9%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Coinbase Global, Inc.	30.50	12/19/2025	451,850

	INTERNET MEDIA & SERVICES - 5.6%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Snap Inc.	25.36	8/6/2025	448,400
500,000	Toronto-Dominion Bank (The) , Callable Structured Note (a)(b)	Lyft Inc.	22.00	11/17/2025	414,700
					863,100

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Principal Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 88.9% (Continued)
	MEDICAL DEVICES - 3.0%
500,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Align Technology, Inc.	20.23	6/12/2025	457,234

	NON-ALCHOLIC BEVERAGES - 2.0%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Celsius Holdings Inc.	26.00	1/22/2026	312,050

	RENEWABLE ENERGY EQUIPMENT- 5.0%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Sunrun, Inc.	32.15	7/21/2025	402,500
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Enphase Energy, Inc.	21.85	6/5/2025	360,300
					762,800
	SPECIALTY APPAREL STORES - 5.0%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	GAP, Inc.	21.30	10/27/2025	519,700
250,000	Societe Generale S.A. Callable Structured Note (a)(b)	Abercrombie & Fitch Co.	21.17	8/6/2025	254,275
					773,975

	SPECIALTY ONLINE RETAILERS - 6.6%
500,000	Societe Generale S.A. Callable Structured Note (a)(b)	Chewy Inc.	22.82	10/31/2025	518,600
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(d)	Wayfair Inc.	22.10	7/7/2025	496,300
					1,014,900
	SPORTING GOODS - 3.3%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Peloton Interactive, Inc.	37.30	8/28/2025	503,750

	STEEL PRODUCERS - 3.0%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	Cleveland-Cliffs, Inc.	19.03	12/18/2025	459,800

	VIDEO GAMES - 3.3%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	Applovin Corp	21.00	3/18/2025	501,200

	TOTAL STRUCTURED NOTES (Cost $14,750,000)				13,690,222

Shares
	SHORT-TERM INVESTMENT - 11.7%
	MONEY MARKET FUND - 11.7%
1,805,978	First American Government Obligations Fund Class X, 4.38% (c)				1,805,978
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,805,978)

	TOTAL INVESTMENTS - 100.6% (Cost - $16,555,978)				$15,496,200
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				(93,232)
	NET ASSETS - 100.0%				$15,402,968

(a)	Fixed contingent rate security.

(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) December 31, 2024

Assets:
Investments in Securities at Value (identified cost $16,555,978)	$15,496,200
Interest Receivable	6,319
Prepaid Expenses and Other Assets	29,080
Total Assets	15,531,599

Liabilities:
Distributions Payable	38,651
Accrued Advisory Fees	3,527
Accrued Distribution/Shareholder Servicing Fees	23,237
Payable to Related Parties	48,873
Other Accrued Expenses	14,343
Total Liabilities	128,631

Net Assets	$15,402,968

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$26,874,829
Accumulated Deficit	(11,471,861)
Net Assets	$15,402,968

Class A Shares
Net Assets	$7,149,191
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	492,904
Net Asset Value and Redemption Price Per Share (Net Assets divided by shares outstanding)	$14.50
Offering Price Per Share ($14.50/0.9575)	$15.14

Class C Shares
Net Assets	$559,521
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	41,051
Net Asset Value, Offering and Redemption Price Per Share (1) (Net Assets divided by shares outstanding)	13.63

Class I Shares
Net Assets	$7,694,256
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	524,263
Net Asset Value, Offering and Redemption Price Per Share (Net Assets divided by shares outstanding)	$14.68

(1)	Class C Shares are subject to a 1.00% early withdrawal charge on shares repurchased less than 365 days after purchase date.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

Investment Income:
Dividend Income	$952,317
Interest Income	574,446
Total Investment Income	1,526,763

Expenses:
Investment Advisory Fees	117,748
Shareholder Servicing Fees
Class A	9,389
Class C	733
Distribution Fees
Class C	2,198
Administration Fees	40,160
Audit Fees	18,964
Fund Accounting Fees	18,644
Registration & Filing Fees	17,932
Transfer Agent Fees	17,228
Printing Expense	14,768
Chief Compliance Officer Fees	13,144
Legal Fees	12,532
Third Party Administrative Services Fees	11,907
Trustees’ Fees	11,376
Insurance Expense	2,885
Custody Fees	2,608
Miscellaneous Expenses	3,422
Total Expenses	315,638
Less: Fees Waived/Reimbursed by Advisor	(87,772)
Net Expenses	227,866

Net Investment Income	1,298,897

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,554,662)
Net Change in Unrealized Appreciation on Investments	934,428

Net Realized and Unrealized Loss on Investments	(620,234)

Net Increase in Net Assets Resulting From Operations	$678,663

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$1,298,897	$2,490,154
Net Realized Loss on Investments	(1,554,662)	(2,277,405)
Net Change in Unrealized Appreciation (Depreciation) on Investments	934,428	(1,462,528)
Net Increase (Decrease) in Net Assets Resulting From Operations	678,663	(1,249,779)

Distributions to Shareholders From:
Distributions Paid From Earnings
Class A	(623,233)	(948,552)
Class C	(48,130)	(150,281)
Class I	(638,728)	(1,396,669)
Return of Capital
Class A	—	(72,632)
Class C	—	(6,488)
Class I	—	(74,857)
Total Distributions to Shareholders	(1,310,091)	(2,649,479)

From Shares of Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	811,995	4,282,203
Distributions Reinvested	86,842	215,561
Cost of Shares Redeemed	(941,868)	(1,009,357)
Total Class A	(43,031)	3,488,407

Class C
Distributions Reinvested	7,427	23,937
Cost of Shares Redeemed	(38,781)	(595,844)
Total Class C	(31,354)	(571,907)

Class I
Proceeds from Shares Issued	—	279,271
Distributions Reinvested	605,395	1,253,673
Cost of Shares Redeemed	(95,123)	(2,098,100)
Total Class I	510,272	(565,156)

Total From Shares of Beneficial Interest Transactions	435,887	2,351,344

Total Decrease in Net Assets	(195,541)	(1,547,914)

Net Assets:
Beginning of Period	15,598,509	17,146,423
End of Period	$15,402,968	$15,598,509

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY: (a)
Class A
Shares Issued	53,802	256,622
Shares Reinvested	5,835	12,817
Shares Redeemed	(63,731)	(56,654)
Net Increase (Decrease) in Shares of Beneficial Interest	(4,094)	212,785

Class C
Shares Reinvested	531	1,482
Shares Redeemed	(2,758)	(35,646)
Net Decrease in Shares of Beneficial Interest	(2,227)	(34,164)

Class I
Shares Issued	—	17,386
Shares Reinvested	40,207	73,800
Shares Redeemed	(6,361)	(121,174)
Net Increase (Decrease) in Shares of Beneficial Interest	33,846	(29,988)

(a)	Effective September 21, 2023, the Fund had a four-for-one reverse stock split. Also, share amounts for the periods have been adjusted to give effect to the four-for-one stock split.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year Ended June 30,
	December 31, 2024 (h)		2024 (g)		2023 (g)		2022 (g)		2021 (g)		2020 (g)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.09		$19.40		$20.40		$25.80		$19.12		$28.88
Increase (decrease) From Operations:
Net investment income (a)	1.24		1.77		2.04		0.92		0.44		0.76
Net gain (loss) from investments (both realized and unrealized)	(0.57)		(3.15)		(0.84)		(4.64)		7.76		(8.48)
Total from operations	0.67		(1.38)		1.20		(3.72)		8.20		(7.72)

Less Distributions:
From net investment income	(1.26)		(2.77)		(2.04)		(1.00)		(0.08)		(0.64)
From return of capital	—		(0.16)		(0.16)		(0.68)		(1.44)		(1.40)
Total Distributions	(1.26)		(2.93)		(2.20)		(1.68)		(1.52)		(2.04)
Net Asset Value, End of Period	$14.50	(e)	$15.09	(e)	$19.40	(e)	$20.40	(e)	$25.80	(e)	$19.12	(e)

Total Return (b)	4.55	% (e),(h)	(7.67	)% (e)	5.76	% (e)	(15.38	)% (e)	44.33	% (e)	(28.16	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,149		$7,499		$5,517		$5,662		$6,938		$6,453
Ratio to average net assets (including incentive fee):
Expenses, Gross (c)(f)	4.11	% (i)	5.32%		6.12%		3.95%		3.22%		2.59%
Expenses, Net of Reimbursement (c)(f)	3.00	% (i)	3.90%		5.37%		3.01%		1.85%		1.82%
Net investment income, Net of Reimbursement (c)(d)	16.44	% (i)	15.76%		9.95%		3.68%		2.03%		2.98%
Portfolio turnover rate	95.41	% (h)	149.37%		105.29%		86.39%		0.11%		9.23%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. Class A total return does not reflect the applicable sales load.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	4.11%	4.34%	3.75%	3.38%

Expenses, Net of Reimbursement	6.07%	3.00%	3.00%	2.44%

(g)	Effective September 21, 2023, the Fund had a four-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the four-for-one stock split.

(h)	Not annualized.

(i)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year Ended June 30,
	December 31, 2024 (g)		2024 (g)		2023 (g)		2022 (g)		2021 (g)		2020 (g)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.22		$18.36		$19.32		$24.60		$18.36		$27.92
Increase (decrease) From Operations:
Net investment income (a)	1.13		1.41		1.80		0.64		0.28		0.56
Net gain (loss) from investments (both realized and unrealized)	(0.55)		(2.79)		(0.80)		(4.32)		7.44		(8.20)
Total from operations	0.58		(1.38)		1.00		(3.68)		7.72		(7.64)

Less Distributions:
From net investment income	(1.17)		(2.61)		(1.80)		(0.96)		(0.08)		(0.60)
From return of capital	—		(0.15)		(0.16)		(0.64)		(1.40)		(1.32)
Total Distributions	(1.17)		(2.76)		(1.96)		(1.60)		(1.48)		(1.92)
Net Asset Value, End of Period	$13.63	(e)	$14.22	(e)	$18.36	(e)	$19.32	(e)	$24.60	(e)	$18.36	(e)

Total Return (b)	4.21	% (e),(h)	(8.07	)% (e)	5.13	% (e)	(15.94	)% (e)	43.32	% (e)	(28.68	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$560		$615		$1,423		$1,570		$2,902		$2,500
Ratio to average net assets (including incentive fee):
Expenses, Gross (c)(f)	4.87	% (i)	6.32%		6.86%		4.69%		3.97%		3.35%
Expenses, Net of Reimbursement (c)(f)	3.65	% (i)	4.71%		6.01%		3.61%		2.50%		2.50%
Net investment income, Net of Reimbursement (c)(d)	15.87	% (i)	15.54%		9.28%		2.57%		1.31%		2.33%
Portfolio turnover rate	95.41	% (h)	149.37%		105.29%		86.39%		0.11%		9.23%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	4.87%	5.33%	4.50%	4.11%

Expenses, Net of Reimbursement	3.65%	3.65%	3.65%	3.04%

(g)	Effective September 21, 2023, the Fund had a four-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the four-for-one stock split.

(h)	Not annualized.

(i)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year Ended June 30,
	December 31, 2024 (g)		2024 (g)		2023 (g)		2022 (g)		2021 (g)		2020 (g)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.26		$19.60		$20.60		$26.00		$19.24		$29.00
Increase (decrease) From Operations:
Net investment income (a)	1.28		1.67		2.12		1.24		0.48		0.80
Net gain (loss) from investments (both realized and unrealized)	(0.57)		(3.03)		(0.84)		(4.96)		7.80		(8.52)
Total from operations	0.71		(1.36)		1.28		(3.72)		8.28		(7.72)

Less Distributions:
From net investment income	(1.29)		(2.82)		(2.12)		(1.00)		(0.08)		(0.64)
From return of capital	—		(0.16)		(0.16)		(0.68)		(1.44)		(1.40)
Total Distributions	(1.29)		(2.98)		(2.28)		(1.68)		(1.52)		(2.04)
Net Asset Value, End of Period	$14.68	(e)	$15.26	(e)	$19.60	(e)	$20.60	(e)	$26.00	(e)	$19.24	(e)

Total Return (b)	4.74	% (e),(h)	(7.46	)% (e)	6.04	% (e)	(15.22	)% (e)	44.53	% (e)	(28.02	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,694		$7,484		$10,206		$10,419		$5,884		$4,841
Ratio to average net assets (including incentive fee):
Expenses, Gross (c)(f)	3.87	% (i)	5.26%		5.88%		3.73%		2.97%		2.36%
Expenses, Net of Reimbursement (c)(f)	2.75	% (i)	3.78%		5.13%		2.95%		1.60%		1.57%
Net investment income, Net of Reimbursement (c)(d)	16.71	% (i)	16.14%		10.20%		4.85%		2.16%		3.26%
Portfolio turnover rate	95.41	% (h)	149.37%		105.29%		86.39%		0.11%		9.23%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	3.87%	4.28%	3.50%	3.16%

Expenses, Net of Reimbursement	2.75%	2.75%	2.75%	2.38%

(g)	Effective September 21, 2023, the Fund had a four-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the four-for-one stock split.

(h)	Not annualized.

(i)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

Alternative Strategies Income Fund (the “Fund”), formerly known as Alternative Strategies Fund, was organized as a Delaware statutory trust on June 15, 2010 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets, through a concentrated alternative investment approach with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in structured notes.

The Fund currently offers Class A, Class C and Class I shares. Class A shares commenced operations on September 28, 2010, Class C shares commenced operations on January 21, 2015 and Class I shares commenced operations on July 17, 2017. Class A shares are offered at net asset value plus a maximum sales charge of 4.25%. Class C and I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a market price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Valuation of Structured Notes- Structured notes are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

a security, a basket of equity securities, a market index or a commodity. Structured notes are valued at fair value based on daily price reporting from the counterparty issuing the structured note.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fund’s fair value committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

The Fund may hold securities, such as private investments, interests in commodity pools, other non -traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi)  the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s assets measured at fair value:

Assets*	Total	Level I	Level 2	Level 3
Structured Notes	$13,690,222	$—	$13,690,222	$—
Short-Term Investment	1,805,978	1,805,978	—	—
Total	$15,496,200	$1,805,978	$13,690,222	$—

*	Refer to the Portfolio of Investments for industry classifications.

The Fund held no Level 3 securities as of December 31, 2024.

The Fund had no unfunded commitments as of the year ended June 30, 2024.

Structured Note Risk - The Fund will primarily invest in structured notes. The structured notes may include investments in structured products, securitizations, and other asset-backed securities. Among other risks, the notes (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the notes.

These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security or other financial instrument though the Fund primarily invests in structured notes that reference the performance of a particular underlying equity security. The Fund may also invest in structured notes that reference the performance of a basket of equity securities, a market index or a commodity. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated.

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

At December 31, 2024, the aggregate value of such securities amounted to $13,690,222 and the value amounts to 88.9% of the net assets of the Fund.

Liquidity Risk - There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions from Real Estate Investment Trusts – Distribution from Real Estate Investment Trusts are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Interest Income on Structured Notes – Interest from Structured notes is not accrued daily but is considered as part of the daily valuation and recorded as interest income when earned at the respective coupon payment date.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021, through June 30, 2023, or expected to be taken in the Fund’s June 30, 2024, tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2024, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – SCG Asset Management, LLC (“SCG”) serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement a fee consisting of two components  — a base management fee (the “Management Fee”) and an incentive fee (the “Incentive Fee”). The base management fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the Fund’s average daily net assets.

The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre -incentive fee net investment income” for the immediately preceding quarter, and is subject to a “hurdle rate,” expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.0%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser for any administrative services provided by the Adviser and any interest expense and distributions paid on any issued and outstanding preferred shares but excluding the incentive fee). “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of the Fund’s shares (including pursuant to the Fund’s distribution reinvestment plan), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s share repurchase program. Effective October 1, 2023 SCG no longer charges an incentive fee as part of the Fund’s management fee.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses, incentive fee or extraordinary expenses such as litigation), to the extent that they exceed 3.00%, 3.65% and 2.75% per annum of the Fund’s average daily net assets attributable to Class A, Class C shares and Class I shares, respectively (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from when they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation (at the time of waiver/reimbursement or recapture) to be exceeded. During the six months ended December 31, 2024 the Adviser waived fees of $87,772.

The following amounts are subject to recapture by SCG by the following dates:

June 30,2025	June 30, 2026	June 30, 2027
$58,373	$138,608	$228,379

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Distributor – The distributor of the Fund is Ladenburg Thalmann & Co., Inc. (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets of each of Class A and Class C shares for such services. For the six months ended December 31, 2024, the Fund incurred shareholder servicing fees of $9,389 and $733 for Class A and Class C shares, respectively. Under the Distribution Plan, the Fund pays 0.75% per year of its average daily net assets for such services for Class C shares. For the six months ended December 31, 2024, the Fund incurred distributions fees of $2,198 for Class C.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser. For the six months ended December 31, 2024, the Distributor received $0 in underwriting commissions for sales of the Fund’s shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2024, amounted to $13,750,000 and $13,947,015, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab held 31.2%, and Gregory H Sachs held 45.0%, of the Fund and each may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2024, was as follows:

Cost for Federal Tax purposes	$16,555,978

Unrealized Appreciation	$210,825
Unrealized Depreciation	(1,270,603)
Tax Net Unrealized Depreciation	$(1,059,778)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following fiscal years were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2024	June 30, 2023
Ordinary Income	$2,495,502	$1,783,500
Long-Term Capital Gain	—	—
Return of Capital	153,977	152,528
	$2,649,479	$1,936,028

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(930,546)	$(7,882,274)	$(33,407)	$(1,994,206)	$(10,840,433)

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to the tax adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 930,546.

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, if any, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$2,844,001	$5,038,273	$7,882,274	$—

Permanent book and tax differences, primarily attributable to adjustments for prior year tax returns, resulted in reclassification for the fiscal year ended June 30, 2024, as follows:

Paid
In	Accumulated
Capital	Losses
$(16,759)	$16,759

8.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended December 31, 2024, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The Fund may under officer approval increase the repurchase percentage above 5%. The results of those repurchase offers were as follows:

Class A	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 24, 2024	September 23, 2024
Repurchase Request Deadline	July 24, 2024	October 23, 2024
Repurchase Pricing Date	July 24, 2024	October 23, 2024
Net Asset Value as of Repurchase Offer Date	$14.98	$14.70
Amount Repurchased	$15,290	$71,970
Percentage of Outstanding Shares Repurchased	3.01%	13.75%

Alternative Strategies Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Class C	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 24, 2024	September 23, 2024
Repurchase Request Deadline	July 24, 2024	October 23, 2024
Repurchase Pricing Date	July 24, 2024	October 23, 2024
Net Asset Value as of Repurchase Offer Date	$14.11	$13.83
Amount Repurchased	$2,304	$628
Percentage of Outstanding Shares Repurchased	5.32%	1.63%

Class I	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 24, 2024	September 23, 2024
Repurchase Request Deadline	July 24, 2024	October 23, 2024
Repurchase Pricing Date	July 24, 2024	October 23, 2024
Net Asset Value as of Repurchase Offer Date	$15.16	$14.87
Amount Repurchased	$27,954	$98,215
Percentage of Outstanding Shares Repurchased	0.38%	1.31%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

The Fund completed a quarterly repurchase offer on January 22, 2025 which resulted in 10.56%, 0.54% and 0.83% of Class A shares, Class C and Class I shares being repurchased for $321,479, $3,060, and $65,417 respectively.

ADDITIONAL INFORMATION

Statement Regarding Basis for Approval of Investment Advisory Agreement

Alternative Strategies Income Fund - SCG Asset Management, LLC*

In connection with the regular meeting held on November 13-14, 2024 the Board of Trustees (the “Trustees”) of the Alternative Strategies Income Fund (the “Fund”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between the Fund and SCG Asset Management, LLC (“SCG”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that SCG was established in 2020 as a subsidiary of Sachs Capital Group, LP which was founded in 2008. The Trustees discussed that SCG was currently managing approximately $141 million in assets for institutional investors and high net-worth individuals in several strategies focused on opportunities for risk-adjusted returns through investments in structured products among other investments. The Trustees then reviewed the backgrounds of the key investment personnel at SCG, who are responsible for providing services to the Fund, taking into account their education and financial industry experience, and noting no material changes occurred over the past year. The Trustees noted that SCG’s personnel were well experienced with investing in structured notes and had the resources to handle the complex and research-intensive investment process involved with such a strategy. The Trustees noted that Gregory H. Sachs, SCG’s founding Chairman, Chief Executive Officer and Chief Investment Officer, had more than 30 years of asset management experience. The Trustees noted that SCG utilized a propriety model to analyze investable assets, and to further identify investable assets, SCG has a team of quantitative researchers and risk managers who run screens performing pre-investment stress tests. The Trustees also discussed SCG’s approach to risk management, noting that SCG applies risk management through sector and industry diversification, and the selection of notes that are less sensitive to market volatility. The Trustees noted that SCG is the valuation designee and discussed the SCG’s procedures to handle investments that may need to be fair valued. The Board noted that the SCG has progressively adjusted their progress to be more selective of investments while continuing to commit experienced resources to support the Fund. After a discussion, the Trustees concluded that SCG was expected to provide a high level of quality service to the Fund and its shareholders.

Performance. The Trustees noted that the Fund’s performance is not positive compared to its Peer Group Funds selection, provided by SCG, which consists of closed end interval funds with a strategy intended to generate income for end investors. The Trustees noted that the Fund had a yield of approximately 18%. The Trustees acknowledged that the Fund’s objective is income and discussed as to whether the Fund had achieved its objective over the prior year. The Trustees concluded that the Fund’s performance was not unreasonable and that SCG was implementing its strategy in accordance with the Fund’s prospectus.

Fees and Expenses. The Trustees compared the contractual management fee of the Fund to the fees and expenses of a peer group of funds provided by SCG with alternative investment strategies and some with similar fee structures. The Trustees noted that the Fund’s advisory fee was in the range of the peer group. The Trustees noted that the management of the Fund is very research intensive and actively managed, therefore may cost more than other funds to manage. The Trustees discussed the Fund’s current expense limitation agreement and the Adviser’s willingness to discuss breakpoints in the future as the Fund increases in assets. The Trustees concluded that the Fund’s advisory fee was not unreasonable in light of the services the Fund would receive from SCG under the Advisory Agreement, and the level of fees paid by a peer group of similarly managed funds.

Profitability. The Trustees reviewed the profitability analysis provided by SCG. The Trustees considered that SCG was not yet profitable. The Trustees concluded that excessive profitability was not an issue with respect to SCG’s relationship with the Fund.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of the Fund. The Trustees noted that the Fund had indicated a willingness to continue to evaluate the appropriateness of breakpoints when the Fund reached higher assets. The Trustees agreed that in light of the expense limitation agreement in place, and the Adviser’s willingness to consider breakpoints in the future, the absence of breakpoints at this time was acceptable.

Conclusion. Having requested and received such information from SCG as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Investment Adviser

SCG Asset Management, LLC

2132 Deep Water Lane, Suite 232

Naperville, IL 60565

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive Suite 450

Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-803-6583.

AltStrat-SAR24

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Alternative Strategies Income Fund

By /s/ Gregory Sachs
Gregory Sachs
Principal Executive Officer/President
Date: 7/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Sachs
Gregory Sachs
Principal Executive Officer/President
Date: 7/8/2025

By /s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 7/8/2025